Redeemable Non-Controlling Interests and Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Redeemable Non-Controlling Interests and Equity [Abstract]
Schedule of Capital Stock

The table below reflects share information about the Company’s capital stock as of September 30, 2025:

	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A common stock	$0.0001	300,000,000	31,198,080	-	31,198,080
Class V common stock	$0.0001	100,000,000	24,380,000	-	24,380,000
Class A convertible preferred units	$0.0001	1,500,000	1,500,000	-	1,500,000
Class B units	$0.0001	33,730,000	22,980,000	-	22,980,000
Total shares		435,230,000	80,158,080	-	80,158,080

The table below reflects share information about the Company’s capital stock as of December 31, 2024.

	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	300,000,000	13,252,964	—	13,252,964
Class V Common Stock	$0.0001	100,000,000	35,230,000	—	35,230,000
Class A convertible preferred units	$0.0001	1,500,000	1,500,000	—	1,500,000
Total shares		401,500,000	49,982,964	—	49,982,964